Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Share Options and Weighted Average Exercise Prices

Share options and weighted average exercise prices are as follows for the reporting periods presented:

	Number of shares	Weighted average exercise price per share
		£
Outstanding at January 1, 2015	2,873,747	0.26
Granted	—	—
Forfeited	—	—
Exercised	—	—
Outstanding at December 31, 2015	2,873,747	0.26
Granted	507,690	3.81
Forfeited	—	—
Cancelled	(50,000)	2.95
Exercised[1]	(83,250)	2.40
Outstanding at December 31, 2016	3,248,187	0.72
Granted	1,500,815	2.58
Forfeited	(7,500)	0.16
Cancelled	—	—
Exercised[2]	(30,000)	4.00
Outstanding at December 31, 2017	4,711,502	1.29
Vested and exercisable at December 31, 2017[3]	4,030,833	0.36
Vested and exercisable at December 31, 2016	2,841,419	0.36
Vested and exercisable at December 31, 2015	2,262,500	0.23

1. The weighted average share price at the date of exercise of these options was £9.00

2. The weighted average share price at the date of exercise of these options was £10.43

3. Share options granted to a non-executive director in 2016 are not included in these calculations. These share options were exercised and will only be fully unencumbered after a period of four years from the grant date.

Summary of Principal Assumptions used for Valuation of Share Options

The following principal assumptions were used in the valuation for the 2016 share options.

	Options granted on
	Jun 30, 2016	Aug 22, 2016	Aug 22, 2016	Aug 22, 2016	Aug 22, 2016
Vesting dates	Oct 12, 2016	Aug 22, 2016	Aug 22, 2016	Dec 07, 2016	Mar 01, 2017
	Oct 12, 2017	Aug 22, 2017	Aug 22, 2017	Dec 07, 2017	Mar 01, 2018
	Oct 12, 2018			Dec 07, 2018	Mar 01, 2019
	Oct 12, 2019			Dec 07, 2019	Mar 01, 2020
Volatility	69.05%	67.92%	67.92%	67.92%	67.92%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.11%	0.07%	0.07%	0.07%	0.07%
Fair value of option at grant date	£4.02	£6.15	£6.01	£5.74	£5.62
Fair value of share at grant date	£6.97	£8.61	£8.61	£8.61	£8.61
Exercise price at date of grant	£4.00	£2.80	£3.00	£3.40	£3.60
Lapse date	June 30, 2026	Aug 22, 2026	Aug 22, 2026	Aug 22, 2026	Aug 22, 2026
Expected option life (years)	2.50	2.36	2.36	2.36	2.36
Number of options granted	270,690	12,500	37,500	25,000	11,250
	Options granted on
	Aug 22, 2016	Aug 22, 2016	Oct 28, 2016	Oct 28, 2016	Dec 12, 2016
Vesting dates	May 01, 2017	May 16, 2017	Oct 28, 2017	Oct 28, 2016	Dec 12, 2017
	May 01, 2018	May 16, 2018	Oct 28, 2018	Oct 28, 2017	Dec 12, 2018
	May 01, 2019	May 16, 2019	Oct 28, 2019	Oct 28, 2018	Dec 12, 2019
	May 01, 2020	May 16, 2020	Oct 28, 2020		Dec 12, 2020
Volatility	67.92%	67.92%	68.38%	68.38%	60.92%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.07%	0.07%	0.28%	0.28%	0.06%

Fair value of option at grant date	£5.62	£5.62	£5.85	£5.46	£5.22
Fair value of share at grant date	£8.61	£8.61	£8.76	£8.76	£9.19
Exercise price at date of grant	£3.60	£3.60	£3.40	£4.00	£4.00
Lapse date	Aug 22, 2026	Aug 22, 2026	Oct 28, 2026	Oct 28, 2026	Dec 12, 2026
Expected option life (years)	2.36	2.36	2.17	2.17	0.50
Number of options granted	5,000	37,500	12,500	50,000	45,750

The following principal assumptions were used in the valuation for share 2017 options.

	May 16, 2017	Sep 13, 2017	Sep 14, 2017	Sep 14, 2017	Sep 14, 2017
Vesting dates	Oct 28, 2017	Sep 13, 2018	Mar 06, 2018	Sep 14, 2018	Sep 14, 2018
	Oct 28, 2018	Sep 13, 2019	Mar 06, 2019	Sep 14, 2019	Sep 14, 2019
	Oct 28, 2019	Sep 13, 2020	Mar 06, 2020	Sep 14, 2020	Sep 14, 2020
	Oct 28, 2020	Sep 13, 2021	Mar 06, 2012	Sep 14, 2021	Sep 14, 2021
Volatility	66.56%	66.94%	66.97%	66.97%	66.97%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.12%	0.27%	0.36%	0.36%	0.36%
Fair value of option at grant date	£7.70	£6.15	£6.08	£6.08	£6.08
Fair value of share at grant date	£11.08	£10.43	£10.34	£10.34	£10.34
Exercise price at date of grant	£4.00	£5.40	£5.40	£5.40	£5.40
Lapse date	May 16, 2027	Sep 13, 2027	Sep 14, 2027	Sep 14, 2027	Sep 14, 2027
Expected option life (years)	2.63	2.30	2.30	2.30	2.30
Number of options granted	23,250	14,690	25,000	110,310	12,500

	Sep 14, 2017	Sep 15, 2017	Sep 15, 2017	Sep 27, 2017	Sep 27, 2017
Vesting dates	Sep 14, 2018	Sep 15, 2018	Sep 15, 2017	Mar 20, 2018	Sep 27, 2018
	Sep 14, 2019	Sep 15, 2019		Mar 20, 2019	Sep 27, 2019
	Sep 14, 2020	Sep 15, 2020		Mar 20, 2020	Sep 27, 2020
	Sep 14, 2021	Sep 15, 2021		Mar 20, 2021	Sep 27, 2021
Volatility	66.97%	67.02%	67.02%	67.11%	67.11%
Dividend yield	0%	0%	0%	0%	0%
Risk-free investment rate	0.36%	0.44%	0.44%	0.47%	0.47%
Fair value of option at grant date	£3.90	£6.76	£10.11	£4.36	£4.36
Fair value of share at grant date	£10.34	£10.15	£10.15	£11.19	£11.19
Exercise price at date of grant	£10.80	£4.00	£0.04	£11.19	£11.19
Lapse date	Sep 14, 2027	Sep 15, 2027	Sep 15, 2027	Sep 27, 2027	Sep 27, 2027
Expected option life (years)	2.30	2.29	2.29	2.26	2.26
Number of options granted	25,000	45,750	1,028,533	37,500	178,282